Property, Plant and Equipment - Summary of Property, Plant and Equipment (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	$ 149,310,344	$ 139,793,447
Additions	58,630,337	33,290,758
Critical Minerals and Energy Innovation Grant	(22,347,542)	(18,677,454)
Impairment	(7,349,147)
Disposals		(206,913)
Depreciation charge	(3,901,769)	(3,935,033)
Exchange differences	511,128	(954,461)
Property, plant and equipment	174,853,351	149,310,344
Net book amount	174,853,351		$ 139,793,447
Cost
Disclosure Of Property Plant And Equipment [Line Items]
Net book amount	201,363,053		151,195,955
Accumulated depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Net book amount	(26,509,702)		(11,402,508)
Land
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	2,272,297	2,330,826
Impairment	(518,763)
Exchange differences	34,673	(58,529)
Property, plant and equipment	1,788,207	2,272,297
Net book amount	1,788,207		2,330,826
Land | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Net book amount	2,306,970		2,330,826
Land | Accumulated depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Net book amount	(518,763)
Buildings
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	42,014,149	43,786,229
Impairment	(4,092,280)
Transfers	67,462
Depreciation charge	(1,151,065)	(1,284,120)
Exchange differences	276,193	(487,960)
Property, plant and equipment	37,114,459	42,014,149
Net book amount	37,114,459		43,786,229
Buildings | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Net book amount	47,712,041		47,866,171
Buildings | Accumulated depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Net book amount	(10,597,582)		(4,079,942)
Leasehold improvements
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	227,954	424,769
Depreciation charge	(72,822)	(196,815)
Property, plant and equipment	155,132	227,954
Net book amount	155,132		424,769
Leasehold improvements | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Net book amount	1,430,580		1,430,580
Leasehold improvements | Accumulated depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Net book amount	(1,275,448)		(1,005,811)
Machinery and equipment
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	18,833,359	21,204,001
Impairment	(2,675,690)
Disposals		(55,033)
Transfers	8,722	530,013
Depreciation charge	(2,677,882)	(2,454,098)
Exchange differences	196,759	(391,524)
Property, plant and equipment	13,685,268	18,833,359
Net book amount	13,685,268		21,204,001
Machinery and equipment | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Net book amount	27,740,763		27,520,756
Machinery and equipment | Accumulated depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Net book amount	(14,055,495)		(6,316,755)
Construction work in progress
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	85,962,585	72,047,622
Additions	58,630,337	33,290,758
Critical Minerals and Energy Innovation Grant	(22,347,542)	(18,677,454)
Impairment	(62,414)
Disposals		(151,880)
Transfers	(76,184)	(530,013)
Exchange differences	3,503	(16,448)
Property, plant and equipment	122,110,285	$ 85,962,585
Net book amount	122,110,285		72,047,622
Construction work in progress | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Net book amount	122,172,699		$ 72,047,622
Construction work in progress | Accumulated depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Net book amount	$ (62,414)